Statement of Redeemable Convertible Preferred Stock and Shareholders' Deficit - USD ($)	Total	CM Life Sciences, Inc.	Additional Paid-in Capital CM Life Sciences, Inc.	Accumulated Deficit	Accumulated Deficit CM Life Sciences, Inc.	Class A common stock CM Life Sciences, Inc.	Class A common stock Common Stock	Class B common stock	Class B common stock CM Life Sciences, Inc.	Class B common stock Common Stock
Beginning balance (in shares) at Dec. 31, 2017	800,000
Beginning balance at Dec. 31, 2017	$ 36,768,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred Series A dividend (in shares)	24,000
Preferred Series A dividend	$ 2,951,000
Capital contributions	$ 24,636,000
Ending balance (in shares) at Dec. 31, 2018	824,000
Ending balance at Dec. 31, 2018	$ 64,355,000
Beginning balance (in shares) at Dec. 31, 2017							1			0
Beginning balance at Dec. 31, 2017	(29,145,000)			$ (29,145,000)			$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(23,872,000)			(23,872,000)
Preferred Series A dividend	(2,951,000)			(2,951,000)
Ending balance (in shares) at Dec. 31, 2018							1			0
Ending balance at Dec. 31, 2018	$ (55,968,000)			(55,968,000)			$ 0			$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred Series A dividend (in shares)	24,720
Preferred Series A dividend	$ 3,039,000
Capital contributions	30,897,000
Issuance of Preferred Series, net of issuance costs	$ 118,824,000
Ending balance (in shares) at Dec. 31, 2019	1,187,383
Ending balance at Dec. 31, 2019	$ 217,115,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(29,704,000)			(29,704,000)
Preferred Series A dividend	(3,039,000)			(3,039,000)
Ending balance (in shares) at Dec. 31, 2019							1			0
Ending balance at Dec. 31, 2019	$ (88,711,000)			(88,711,000)			$ 0			$ 0
Ending balance (in shares) at Mar. 31, 2020	1,187,383
Ending balance at Mar. 31, 2020	$ 217,115,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(26,990,000)			(26,990,000)
Ending balance (in shares) at Mar. 31, 2020							1			0
Ending balance at Mar. 31, 2020	$ (115,701,000)			(115,701,000)			$ 0			$ 0
Beginning balance (in shares) at Dec. 31, 2019	1,187,383
Beginning balance at Dec. 31, 2019	$ 217,115,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Preferred Series, net of issuance costs	$ 117,324,000
Ending balance (in shares) at Dec. 31, 2020	1,385,204
Ending balance at Dec. 31, 2020	$ 334,439,000
Beginning balance (in shares) at Dec. 31, 2019							1			0
Beginning balance at Dec. 31, 2019	(88,711,000)			(88,711,000)			$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(241,340,000)			(241,340,000)
Common stock class B issued pursuant to stock options (in shares)								105,429		105,429
Ending balance (in shares) at Dec. 31, 2020						8,953,013	1		11,068,750	105,429
Ending balance at Dec. 31, 2020	$ (330,051,000)	$ 5,000,005	$ 44,905,602	(330,051,000)	$ (39,907,599)	$ 895	$ 0		$ 1,107	$ 0
Ending balance (in shares) at Mar. 31, 2021	1,385,204
Ending balance at Mar. 31, 2021	$ 334,439,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(190,993,000)	(58,471,923)		(190,993,000)	(58,471,923)
Common stock class B issued pursuant to stock options (in shares)								499,220		499,220
Stock Redeemed or Called During Period, Shares						(5,847,192)
Stock Redeemed or Called During Period, Value		58,471,920	58,471,335			$ 585
Ending balance (in shares) at Mar. 31, 2021						14,800,205	1		11,068,750	604,649
Ending balance at Mar. 31, 2021	$ (521,044,000)	$ 5,000,004	$ 103,376,937	$ (521,044,000)	$ (98,379,522)	$ 1,480	$ 0		$ 1,107	$ 0